Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and
Non-PEO
Named Executives and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.
Pay for Performance Table

Year 1 (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO 2 ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers 2 ($) (e)	Value of Initial Fixed $100 Investment Based On: 3		Net Income ($) (in millions) (h)	Microsoft Incentive Plan Revenue 4 ($) (in billions) (i)
					Microsoft Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)

2023	48,512,537	93,079,188	16,009,805	29,288,965	172	168	72,361	220.08

2022	54,946,310	56,936,384	20,074,444	20,527,908	128	123	72,738	206.67

2021	49,858,280	139,060,569	22,306,746	39,456,632	134	150	61,271	170.54

(1)
The
Non-PEO
Named Executives for each of fiscal years 2023 and 2022 were: Amy E. Hood, Judson B. Althoff, Bradford L. Smith, and Christopher D. Young. The
Non-PEO
Named Executives for fiscal year 2021 were: Amy E. Hood, Jean-Philippe Courtois, Bradford L. Smith, and Christopher D. Young.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our Named Executives during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Named Executive Officer Compensation – Fiscal Year 2023 Compensation Tables – Summary Compensation Table” for additional information).

(3)
In accordance with the Pay Versus Performance Rules, Microsoft and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Computer Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report for the fiscal year ended June 30, 2023.

(4)
We have determined that Microsoft Incentive Plan Revenue (as defined on page 43) is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our Named Executives, for fiscal year 2023, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Microsoft Incentive Plan Revenue
Named Executive Officers, Footnote	The
Non-PEO
Named Executives for each of fiscal years 2023 and 2022 were: Amy E. Hood, Judson B. Althoff, Bradford L. Smith, and Christopher D. Young. The
Non-PEO
	Named Executives for fiscal year 2021 were: Amy E. Hood, Jean-Philippe Courtois, Bradford L. Smith, and Christopher D. Young.
Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, Microsoft and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Computer Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
	for our Annual Report for the fiscal year ended June 30, 2023.
PEO Total Compensation Amount	$ 48,512,537	$ 54,946,310	$ 49,858,280
PEO Actually Paid Compensation Amount	$ 93,079,188	56,936,384	139,060,569
Adjustment To PEO Compensation, Footnote
The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and
Non-PEO
Named Executives in accordance with the Pay Versus Performance Rules.

	2023		2022		2021
	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table (“SCT”) Total	48,512,537	16,009,805	54,946,310	20,074,444	49,858,280	22,306,746

Amounts Reported as ‘Stock Awards’ in SCT	(39,236,137)	(12,794,861)	(42,269,560)	(15,496,861)	(33,036,030)	(16,924,809)

Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	64,088,514	19,562,753	35,069,688	13,075,853	57,179,211	26,131,853

Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	16,808,552	6,279,812	193,685	(166,764)	21,067,308	5,281,172

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	2,905,722	231,456	8,996,261	3,041,236	43,991,800	2,661,670

Compensation Actually Paid	93,079,188	29,288,965	56,936,384	20,527,908	139,060,569	39,456,632

Non-PEO NEO Average Total Compensation Amount	$ 16,009,805	20,074,444	22,306,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 29,288,965	20,527,908	39,456,632
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and
Non-PEO
Named Executives in accordance with the Pay Versus Performance Rules.

	2023		2022		2021
	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)	PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table (“SCT”) Total	48,512,537	16,009,805	54,946,310	20,074,444	49,858,280	22,306,746

Amounts Reported as ‘Stock Awards’ in SCT	(39,236,137)	(12,794,861)	(42,269,560)	(15,496,861)	(33,036,030)	(16,924,809)

Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	64,088,514	19,562,753	35,069,688	13,075,853	57,179,211	26,131,853

Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	16,808,552	6,279,812	193,685	(166,764)	21,067,308	5,281,172

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	2,905,722	231,456	8,996,261	3,041,236	43,991,800	2,661,670

Compensation Actually Paid	93,079,188	29,288,965	56,936,384	20,527,908	139,060,569	39,456,632

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Microsoft TSR vs. Peer Group TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income vs. Incentive Plan Revenue

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Net Income vs. Incentive Plan Revenue

Total Shareholder Return Vs Peer Group

Compensation Actually Paid vs. Microsoft TSR vs. Peer Group TSR

Tabular List, Table
Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our Named Executives, for fiscal year 2023, to Company performance, as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentives” (see page 40) and “Equity Compensation” (see page 41).

Most Important Performance Measures

Microsoft Incentive Plan Revenue (Company Selected Measure)

Relative TSR as compared to the S&P 500

Microsoft Cloud Revenue

Microsoft Incentive Plan Operating Income

Total Shareholder Return Amount	$ 172	128	134
Peer Group Total Shareholder Return Amount	168	123	150
Net Income (Loss)	$ 72,361,000,000	$ 72,738,000,000	$ 61,271,000,000
Company Selected Measure Amount	220,080,000,000.00	206,670,000,000	170,540,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Microsoft Incentive Plan Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR as compared to the S&P 500
Measure:: 3
Pay vs Performance Disclosure
Name	Microsoft Cloud Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Microsoft Incentive Plan Operating Income
PEO | Amounts Reported as Stock Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,236,137)	$ (42,269,560)	$ (33,036,030)
PEO | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,088,514	35,069,688	57,179,211
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Year Over Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,808,552	193,685	21,067,308
PEO | Change in Fair Value of Equity Awards Vested Granted in a Previous Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,905,722	8,996,261	43,991,800
Non-PEO NEO | Amounts Reported as Stock Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,794,861)	(15,496,861)	(16,924,809)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,562,753	13,075,853	26,131,853
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Year Over Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,279,812	(166,764)	5,281,172
Non-PEO NEO | Change in Fair Value of Equity Awards Vested Granted in a Previous Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 231,456	$ 3,041,236	$ 2,661,670